Loans Payable (Details Narrative) £ in Thousands, $ in Thousands	May 01, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 01, 2022 GBP (£)
Conduit Pharmaceuticals Ltd [Member]
Loan payable	$ 200	$ 200	$ 200
Conduit Pharmaceuticals Ltd [Member] | Tranche One [Member]
Loan payable	33			£ 30
Conduit Pharmaceuticals Ltd [Member] | Tranche Two [Member]
Loan payable	33			30
Conduit Pharmaceuticals Ltd [Member] | Tranche Three [Member]
Loan payable	28			25
Conduit Pharmaceuticals Limited [Member]
Loan payable	200		$ 200
Conduit Pharmaceuticals Limited [Member] | Tranche One [Member]
Loan payable	33			30
Conduit Pharmaceuticals Limited [Member] | Tranche Two [Member]
Loan payable	33			30
Conduit Pharmaceuticals Limited [Member] | Tranche Three [Member]
Loan payable	28			£ 25
Loan Agreements [Member] | Conduit Pharmaceuticals Ltd [Member]
Loan payable	$ 200
Loans maturity years description	The Loans mature two years from the date of the agreement
Loan Agreements [Member] | Conduit Pharmaceuticals Limited [Member]
Loan payable	$ 200
Loans maturity years description	The Loans mature two years from the date of the agreement